Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	May 31, 2023	May 31, 2022
Statement of Financial Position [Abstract]
Accounts receivable, allowance	$ 1,599	$ 1,212
Prepaid expenses and other current assets, allowance	691	456
Available for sale securities non current	159,588	173,003
Accounts payable, consolidated variable interest entity without recourse	69,102	21,862
Accrued expenses and other current liabilities, consolidated variable interest entity without recourse	553,883	499,721
Income taxes payable, consolidated variable interest entity without recourse	64,890	63,187
Amounts due to related parties, consolidated variable interest entity without recourse	346	226
Deferred revenue, consolidated variable interest entity without recourse	1,308,276	927,187
Deferred tax liabilities, non-current consolidated variable interest entity without recourse	23,602	19,048
Operating Lease Liability-current, consolidated variable interest entity without recourse	149,127	164,806
Unsecured senior notes non current, consolidated variable interest entities without recourse	0	0
Operating Lease Liability non current consolidated variable interest entity without recourse	$ 285,667	$ 442,843
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	3,000,000,000	3,000,000,000
Common stock, shares issued	1,643,162,653	1,696,966,183
Common stock, shares outstanding	1,643,162,653	1,696,966,183